Note 2 - Stock-based Compensation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Stock-based Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense	$ 62,000	$ 80,000
Option Exercise Price as Percentage of Fair Value of Common Stock			100.00%
Share-based Compensation	$ 62,000	$ 80,000	$ 145,000	$ 156,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)			0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)			0	0
1998 Stock Plan [Member]
Note 2 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)			142,000
2011 Stock Award and Option Plan [Member]
Note 2 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)			100,000
Restricted Stock [Member]
Note 2 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)			1,934	10,000
Share-based Compensation Arrangement by Share-based Payment Award Equity Instruments Other Than Options Granted in Period Fair Value			$ 42,000	$ 234,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 21.50	$ 23.40
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation			$ 145,000	$ 156,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense			49,000	$ 53,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options			$ 207,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 255 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)			7,756	6,536